Provisions - Disclosure of Changes in Provisions (Details) € in Thousands	6 Months Ended
Jun. 30, 2022 EUR (€)
Disclosure of other provisions [table]
Other provisions at beginning of period	€ 428
Increases	80
Decreases	(84)
Currency translation adjustments	4
Other provisions at end of period	428
Non-current provisions
Disclosure of other provisions [table]
Other provisions at beginning of period	318
Increases	0
Decreases	(68)
Currency translation adjustments	0
Other provisions at end of period	250
Lump-sum retirement benefits
Disclosure of other provisions [table]
Other provisions at beginning of period	318
Increases	0
Decreases	(68)
Currency translation adjustments	0
Other provisions at end of period	250
Current provisions
Disclosure of other provisions [table]
Other provisions at beginning of period	110
Increases	80
Decreases	(16)
Currency translation adjustments	4
Other provisions at end of period	178
Provisions for disputes
Disclosure of other provisions [table]
Other provisions at beginning of period	94
Increases	80
Decreases	0
Currency translation adjustments	4
Other provisions at end of period	178
Provisions for charges
Disclosure of other provisions [table]
Other provisions at beginning of period	16
Increases	0
Decreases	(16)
Currency translation adjustments	0
Other provisions at end of period	€ 0